7 Trade accounts receivable (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 4,928,215		R$ 2,535,974
Allowance for doubtful accounts	(173,007)	[1]	(229,323)	[1]	R$ (233,625)
Total	4,755,208		2,306,651
Not Past Due [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	4,368,714		2,001,326
Up To 90 Days [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	396,953		318,852
91 To 80 Days [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	6,272		15,368
As Of 180 Days [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 156,276		R$ 200,428

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk, the Company considers receivables that were renegotiated and that could be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is the delay, without previous clarification, of more than 180 days.